Stock-Based Compensation Stock Unit Activity - Stock Compensation Plan (Detail) - Stock Compensation Plan - $ / shares shares in Millions		3 Months Ended	6 Months Ended	12 Months Ended
		Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Unvested units, beginning of period (in shares)		2.2		1.1	1.1	1.3
Units granted (in shares)		0.6		0.6	0.3	0.3
Units vested (in shares)		(0.4)		(0.4)	(0.2)	(0.4)
Units forfeited (in shares)				(0.3)	(0.1)	(0.1)
Units impact of conversion related to the Separation (in shares)	[1]			1.2
Unvested units, end of period (in shares)		2.4	2.2	2.2	1.1	1.1
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Unvested units, beginning of period (in dollars per share)		$ 39.20		$ 72.24	$ 61.75	$ 50.94
Units granted (in dollars per share)		56.69	$ 46.25		86.14	76.95
Units exercised (in dollars per share)		35.88	33.01		51.56	42.64
Units canceled/forfeited (in dollars per share)			39.59		64.58	55.94
Unvested units, end of period (in dollars per share)		$ 43.83	$ 39.20	$ 39.20	$ 72.24	$ 61.75

[1]	The "Aggregate impact of conversion related to the Separation" represents the additional Stock Awards issued as a result of the Separation by applying the "concentration method" to convert Stock Awards based on the ratio of the fair value of Danaher and Fortive common stock calculated using the closing prices as of July 1, 2016.